Stock Options (Detail Textuals) - $ / shares	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.39	$ 1.00
Term of expiration	5 years
2019 Equity Incentive Plan | Directors Officers Employees And Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options available for grant	7,838,713
2014 Stock Option Plan | Directors Officers Employees And Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options available for grant	2,107,500
Stock Options 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.55	1.27
Stock Options 1 | On grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options vested on grant	3,962,000
Stock Options 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.43	$ 1.06
Stock Options 2 | Annually thereafter until fully vested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options expected to vest annually	886,000